Schedule of financial liability maturity (Details) - United States of America, Dollars $ in Thousands	Sep. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Total nominal value	$ 5,138,854
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Total nominal value
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total nominal value	688,854
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Total nominal value	800,000
Later than five years and not later than seven years [member]
IfrsStatementLineItems [Line Items]
Total nominal value	1,250,000
Later than seven years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Total nominal value	800,000
Later Than Ten Years 1 [Member]
IfrsStatementLineItems [Line Items]
Total nominal value	800,000
Later than ten years and not later than fifteen years [member]
IfrsStatementLineItems [Line Items]
Total nominal value	$ 800,000